Related Parties Transactions (Details) - Schedule of the Reconciliation of the Carrying Amount of the Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Reconciliation of the Carrying Amount of the Company [Abstract]
Opening balance	$ 388	$ 345	$ 168
Accrued liability in respect to additional services rendered	25	115	177
Recognition of capital contribution from a controlling shareholder		(112)
Repayment of liability to controlling shareholder	(258)
Amortization of discount relating to liability to controlling shareholder	48	40
Change in estimation of maturity date of liability to controlling shareholder	12
Exchange rate differences	(16)
Closing balance	$ 199	$ 388	$ 345